Reverse Recapitalization	12 Months Ended
Dec. 31, 2023
Reverse Recapitalization
Reverse Recapitalization

13. Reverse Recapitalization

On December 21, 2023, the Company completed the Merger and received net proceeds of $2.8 million, net of transaction costs of $6.6 million.

The Merger was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, BYTS, who was the legal acquirer, was treated as the “acquired” company for accounting purposes and Airship AI was treated as the accounting acquirer. Accordingly, the Merger was treated as the equivalent of Airship AI issuing shares at the closing of the Merger for the net assets of BYTS as of the closing date, accompanied by a recapitalization. The net assets of BYTS was stated at historical cost, with no goodwill or other intangible assets recorded. Airship AI was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•	Airship AI’s stockholders have the majority voting interest in the combined company;

•	The Airship Pubco Board is composed of one (1) director designated by BYTS and four (4) directors designated by Airship AI;

•	Airship AI’s senior management is the senior management of Airship Pubco;

•	The business of Airship AI comprises the ongoing operations of Airship Pubco; and

•	Airship AI is the larger entity, in terms of substantive assets.

The table below summarizes the shares of common stock issued immediately after the closing of the Merger as well as the impact on the consolidated statement of stockholders’ equity as of December 21, 2023:

				Additional	Accumulated
	Shares	Par Amount	Common Stock	Paid in Capital	Deficit
SPAC Financing	8,891,718	$0.0001	$889	$8,315,186	$-
Transaction expenses	532,986	0.0001	53	(6,651,674)	-
Earnout liability				(4,470,918)	(22,638,859)
Warrants liability				(2,009,105)	-
Reverse capitalization on December 21, 2023	9,424,704		$942	$(4,816,511)	$(22,638,859)